Segmentation of key figures (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 51,626	$ 48,659	$ 47,445
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	3.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 41,995	$ 39,013	37,714
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	3.00%
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	3.00%
Operating segments [member] | Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 15,476	$ 14,711	14,370
Net sales, change in %	5.00%	2.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 7,113	$ 6,929	7,137
Net sales, change in %	3.00%	(3.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,693	$ 1,542	1,338
Net sales, change in %	10.00%	15.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,413	$ 1,439	1,585
Net sales, change in %	(2.00%)	(9.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 938	$ 1,083	1,539
Net sales, change in %	(13.00%)	(30.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 937	$ 687	480
Net sales, change in %	36.00%	43.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 577	$ 635	755
Net sales, change in %	(9.00%)	(16.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 475	$ 445	441
Net sales, change in %	7.00%	1.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Piqray [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 329	$ 320	116
Net sales, change in %	3.00%	176.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Tabrecta [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 90	$ 35
Net sales, change in %	157.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Solid Tumor [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 661	$ 743	883
Net sales, change in %	(11.00%)	(16.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 8,363	$ 7,782	7,233
Net sales, change in %	7.00%	8.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,060	$ 1,958	1,880
Net sales, change in %	5.00%	4.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,016	$ 1,738	1,416
Net sales, change in %	16.00%	23.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,595	$ 1,339	1,114
Net sales, change in %	19.00%	20.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,024	$ 1,188	1,263
Net sales, change in %	(14.00%)	(6.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 563	$ 653	975
Net sales, change in %	(14.00%)	(33.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 587	$ 474	278
Net sales, change in %	24.00%	71.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 164	$ 105	1
Net sales, change in %	56.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Hematology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 354	$ 327	306
Net sales, change in %	8.00%	7.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 26,519	$ 24,302	23,344
Net sales, change in %	9.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,777	$ 4,868	4,222
Net sales, change in %	19.00%	15.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,718	$ 3,995	3,551
Net sales, change in %	18.00%	13.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,059	$ 873	671
Net sales, change in %	21.00%	30.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,330	$ 4,410	4,776
Net sales, change in %	(2.00%)	(8.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,160	$ 1,933	2,086
Net sales, change in %	12.00%	(7.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Xiidra [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 468	$ 376	192
Net sales, change in %	24.00%	96.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Beovu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 186	$ 190	35
Net sales, change in %	(2.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,516	$ 1,911	2,463
Net sales, change in %	(21.00%)	(22.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,052	$ 4,323	3,773
Net sales, change in %	17.00%	15.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,787	$ 3,003	3,223
Net sales, change in %	(7.00%)	(7.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,351	$ 920	361
Net sales, change in %	47.00%	155.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Mayzent [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 281	$ 170	26
Net sales, change in %	65.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 215	$ 164	103
Net sales, change in %	31.00%	59.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 372	$ 15
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 46	$ 51	60
Net sales, change in %	(10.00%)	(15.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,560	$ 2,498	1,750
Net sales, change in %	43.00%	43.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,548	$ 2,497	1,726
Net sales, change in %	42.00%	45.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 12
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		$ 1	24
Net sales, change in %		(96.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,065	$ 1,900	1,825
Net sales, change in %	9.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,428	$ 1,251	1,173
Net sales, change in %	14.00%	7.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 584	$ 623	630
Net sales, change in %	(6.00%)	(1.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 53	$ 26	22
Net sales, change in %	104.00%	18.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,735	$ 6,303	6,998
Net sales, change in %	(9.00%)	(10.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,092	$ 1,199	1,297
Net sales, change in %	(9.00%)	(8.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 773	$ 1,003	1,064
Net sales, change in %	(23.00%)	(6.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 901	$ 980	1,025
Net sales, change in %	(8.00%)	(4.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 431	$ 452	485
Net sales, change in %	(5.00%)	(7.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 368	$ 393	419
Net sales, change in %	(6.00%)	(6.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 373	$ 360	417
Net sales, change in %	4.00%	(14.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Contract manufacturing [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 108
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,689	$ 1,916	$ 2,291
Net sales, change in %	(12.00%)	(16.00%)